SUPPLEMENT DATED DECEMBER 3, 2008 TO PROSPECTUS FOR

Variable Life (“VLI”) 1

1	Issued by Massachusetts Mutual Life Insurance Company in New York and by MML Bay State Life Insurance Company in all other jurisdictions. VLI is no longer available for sale.

The following information amends the above-listed prospectus:

The following Riders will not be issued for existing policies after December 31, 2008.

Accidental Death Benefit Rider

Adjustable Premium Renewable Term Life Insurance Rider

There are no other changes being made at this time.

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